Revenue - Deferred contract acquisition cost (Details) $ in Thousands	3 Months Ended
Apr. 30, 2022 USD ($)
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred contract acquisition costs at beginning balance	$ 13,248
Contract acquisition costs	4,258
Recognition of contract acquisition costs	(3,726)
Deferred contract acquisition costs at ending balance	$ 13,780